UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 - Schedule of Investments
Portfolio of Investments

ROYCE VALUE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS - 104.9%
	SHARES	VALUE
Consumer Products - 6.3%
Apparel and Shoes - 1.9%
Columbia Sportswear Company a,d	29,500	$1,368,800
Jones Apparel Group	81,500	2,322,750
K-Swiss Cl. A	105,000	3,104,850
Polo Ralph Lauren Cl. A	68,200	3,430,460
Tandy Brands Accessories	53,900	622,545
Timberland Company Cl. A a,d	60,000	2,026,800
Tommy Hilfiger a,d	50,000	867,500
Weyco Group	307,992	6,005,844

		19,749,549

Collectibles - 0.8%
Action Performance Companies a,d	321,200	4,015,000
The Boyds Collection a,d	524,200	366,940
Enesco Group a	47,200	76,936
Topps Company (The)	410,500	3,370,205

		7,829,081

Food/Beverage/Tobacco - 0.3%
Cagle’s Cl. A a	10,000	103,900
Hain Celestial Group a,d	37,800	733,320
Hershey Creamery Company	709	1,566,890
Lancaster Colony	16,900	726,700

		3,130,810

Home Furnishing and Appliances - 0.5%
Chromcraft Revington a	10,200	138,516
Ethan Allen Interiors	56,000	1,755,600
Falcon Products a,c	601,100	12,022
La-Z-Boy	88,200	1,163,358
Natuzzi ADR b	215,200	1,771,096

		4,840,592

Publishing - 0.5%
Scholastic Corporation a,d	130,000	4,804,800

Sports and Recreation - 0.5%
Coachmen Industries	47,700	548,073
Monaco Coach	161,050	2,373,877
Nautilus	2,000	44,140
Oakley	94,900	1,645,566
Thor Industries	26,100	887,400
Winnebago Industries	2,000	57,940

		5,556,996

Other Consumer Products - 1.8%
Blyth	20,700	461,403
Burnham Holdings Cl. B	36,000	837,000
Dorel Industries Cl. B a,d	41,000	1,098,390
Fossil a,d	57,800	1,051,382
Lazare Kaplan International a	103,600	1,021,496
Leapfrog Enterprises a,d	175,000	2,584,750
Matthews International Cl. A	166,000	6,273,140
RC2 Corporation a	132,600	4,476,576

		17,804,137

Total		63,715,965

Consumer Services - 4.6%
Direct Marketing - 0.1%
FTD Group a,d	20,000	207,000

Leisure and Entertainment - 0.2%
Gemstar-TV Guide International a	201,100	595,256
Hasbro	50,000	982,500
Shuffle Master a,d	15,000	396,450
Steiner Leisure a	2,100	71,337

		2,045,543

Media and Broadcasting - 0.1%
Cox Radio Cl. A a	23,000	349,600

Restaurants and Lodgings - 0.7%
Benihana Cl. A a	6,600	118,734
CEC Entertainment a,d	121,400	3,855,664
IHOP Corporation	93,400	3,805,116
Jack in the Box a	2,000	59,820
Ryan’s Restaurant Group a,d	7,200	84,024

		7,923,358

Retail Stores - 2.3%
BJ’s Wholesale Club a	24,000	667,200
Big Lots a	255,300	2,805,747
CarMax a,d	103,000	3,220,810
Charlotte Russe Holding a,d	14,000	186,480
Claire’s Stores	89,800	2,166,874
Cost Plus a,d	50,700	920,205
GameStop Corporation Cl. A a	52,300	1,645,881
Hot Topic a,d	111,400	1,711,104
Krispy Kreme Doughnuts a,d	17,000	106,420
Movie Gallery	75,100	780,289
99 Cents Only Stores a,d	75,000	693,750
Pacific Sunwear of California a,d	30,000	643,200
Payless ShoeSource a,d	109,600	1,907,040
Stein Mart	142,800	2,898,840
Urban Outfitters a,d	47,000	1,381,800
West Marine a,d	3,100	45,818
Wet Seal (The) Cl. A a,d	162,000	729,000
Wild Oats Markets a,d	82,000	1,054,520

		23,564,978

Other Consumer Services - 1.2%
Coinstar a	53,000	981,030
Corinthian Colleges a,d	145,800	1,934,766
MoneyGram International	74,900	1,626,079
Sotheby’s Holdings Cl. A a	485,200	8,112,544

		12,654,419

Total		46,744,898

Diversified Investment Companies - 0.1%
Closed-End Mutual Funds - 0.1%
Central Fund of Canada Cl. A	191,500	1,081,975

Total		1,081,975

Financial Intermediaries - 8.6%
Banking - 2.8%
BOK Financial	129,327	6,229,682
Citizens Bancorp	3,500	73,500
Eurobancshares a,d	48,000	715,680
Exchange National Bancshares	20,000	567,000
Farmers & Merchants Bank of Long Beach	1,266	7,197,210
Heritage Financial	12,915	312,543
HopFed Bancorp	25,000	394,500
Jefferson Bancshares	25,000	323,500
Mechanics Bank	200	3,650,000
Mercantile Bankshares	20,000	1,077,600
NBC Capital	30,300	759,924
NetBank	70,000	581,700
Ocwen Financial a,d	27,000	187,380
Old Point Financial	16,900	521,872
Partners Trust Financial Group	130,000	1,497,600
Sun Bancorp a	39,900	841,491
Tompkins Trustco	15,950	689,838
Whitney Holding	40,500	1,095,120
Wilber Corporation	31,700	377,230
Wilmington Trust	31,000	1,129,950
Yadkin Valley Bank & Trust Company	3,800	51,680

		28,275,000

Insurance - 4.8%
Alleghany Corporation a	10,880	3,329,280
Argonaut Group a	99,600	2,690,196
Aspen Insurance Holdings	68,000	2,009,400
Baldwin & Lyons Cl. B	22,200	555,666
Commerce Group	44,500	2,581,890
Erie Indemnity Company Cl. A	139,900	7,379,725
IPC Holdings	27,000	881,550
Leucadia National	43,221	1,862,863
Markel Corporation a,d	4,200	1,388,100
Montpelier Re Holdings	32,000	795,200
NYMAGIC	85,200	2,072,916
Navigators Group a,d	83,200	3,105,024
Ohio Casualty	107,000	2,901,840
Phoenix Companies (The)	81,900	999,180
ProAssurance Corporation a	71,070	3,316,837
PXRE Group	166,551	2,241,776
RLI	99,724	4,613,232
Transatlantic Holdings	5,500	313,500
21st Century Insurance Group	62,000	988,900
U.S.I. Holdings a,d	40,000	519,600
Wesco Financial	7,750	2,651,275
Zenith National Insurance	25,700	1,611,133

		48,809,083

Real Estate Investment Trusts - 0.1%
Gladstone Commercial	30,000	501,000

Securities Brokers - 0.8%
E*TRADE Financial a	236,400	4,160,640
First Albany	294,000	1,911,000
Investment Technology Group a	30,400	899,840
Knight Capital Group Cl. A a,d	229,700	1,908,807

		8,880,287

Other Financial Intermediaries - 0.1%
Archipelago Holdings a,d	17,400	693,390

Total		87,158,760

Financial Services - 9.6%
Information and Processing - 2.1%
Advent Software a,d	146,800	3,954,792
eFunds Corporation a,d	132,875	2,502,036
FactSet Research Systems	35,350	1,245,734
Global Payments	68,500	5,323,820
Interactive Data	134,300	3,041,895
SEI Investments	141,200	5,306,296

		21,374,573

Insurance Brokers - 1.2%
Crawford & Company Cl. A	339,200	2,577,920
Crawford & Company Cl. B	110,300	863,649
Gallagher (Arthur J.) & Company	111,200	3,203,672
Hilb Rogal & Hobbs Company	155,050	5,786,466

		12,431,707

Investment Management - 5.4%
Alliance Capital Management Holding L.P.	353,100	16,895,835
Apollo Investment	567,109	11,228,758
BKF Capital Group	7,500	231,975
Eaton Vance	140,400	3,484,728
Federated Investors Cl. B	101,900	3,386,137
GAMCO Investors Cl. A	168,600	7,730,310
MCG Capital	138,000	2,328,060
MVC Capital	330,900	3,904,620
National Financial Partners	12,000	541,680
Nuveen Investments Cl. A	138,600	5,459,454

		55,191,557

Other Financial Services - 0.9%
CharterMac	59,600	1,221,800
Credit Acceptance a,d	60,000	852,000
International Securities Exchange Cl. A a,d	75,000	1,755,000
MarketAxess Holdings a,d	67,000	911,200
Municipal Mortgage & Equity	40,300	1,006,291
Nasdaq Stock Market a,d	25,000	633,750
PRG-Schultz International a	467,000	1,405,670
Van der Moolen Holding ADR b	21,000	113,820
World Acceptance a,d	21,700	551,397

		8,450,928

Total		97,448,765

Health - 8.7%
Commercial Services - 2.2%
Covance a,d	52,700	2,529,073
Dendrite International a,d	70,000	1,406,300
First Consulting Group a	560,900	3,253,220
ICON ADR a,b	10,100	505,000
IDEXX Laboratories a,d	79,000	5,283,520
PAREXEL International a,d	307,700	6,181,693
TriZetto Group (The) a,d	215,200	3,038,624

		22,197,430

Drugs and Biotech - 3.0%
Abgenix a,d	38,000	481,840
Affymetrix a,d	49,100	2,269,893
Andrx Corporation a,d	24,900	384,207
Antigenics a,d	99,300	538,206
Applera Corporation- Celera Genomics Group a,d	139,200	1,688,496
Cephalon a,d	4,900	227,458
Cerus Corporation a,d	21,700	192,262
Charles River Laboratories International a,d	20,000	872,400
Connetics Corporation a,d	14,300	241,813
DUSA Pharmaceuticals a,d	79,700	844,820
Elan Corporation ADR a,b,d	242,100	2,145,006
Endo Pharmaceuticals Holdings a,d	243,200	6,486,144
Gene Logic a	365,000	1,784,850
Hi-Tech Pharmacal a	32,500	977,600
Human Genome Sciences a	90,000	1,223,100
KV Pharmaceutical Company a,d	36,000	639,720
Lexicon Genetics a,d	463,300	1,843,934
Medicines Company (The) a,d	30,000	690,300
Millennium Pharmaceuticals a,d	100,000	933,000
Par Pharmaceutical Companies a,d	40,000	1,064,800
Perrigo Company	186,750	2,672,393
QLT a,d	1,000	7,670
SFBC International a,d	10,000	443,900
Shire Pharmaceuticals Group ADR b	20,853	771,352
Telik a,d	81,000	1,325,160

		30,750,324

Health Services - 0.9%
Albany Molecular Research a	85,000	1,035,300
Cross Country Healthcare a,d	30,000	556,800
Eclipsys Corporation a	20,000	356,800
Gentiva Health Services a	30,150	546,318
HMS Holdings a	50,000	346,500
Lincare Holdings a,d	34,600	1,420,330
MedQuist a	73,893	905,189
National Home Health Care	20,000	226,400
On Assignment a	497,500	4,253,625
Quovadx a	3,000	9,090

		9,656,352

Medical Products and Devices - 2.4%
Allied Healthcare Products a	197,700	1,053,741
Arrow International	195,728	5,519,530
ArthroCare Corporation a,d	10,000	402,200
Bruker BioSciences a	390,200	1,709,076
CONMED Corporation a	81,500	2,272,220
Datascope	12,000	372,240
Diagnostic Products	25,000	1,318,250
Invacare Corporation	88,000	3,666,960
Novoste Corporation a	66,500	41,230
STERIS Corporation	98,600	2,345,694
Thoratec Corporation a,d	2,000	35,520
Varian Medical Systems a	61,600	2,433,816
Young Innovations	62,550	2,368,143
Zoll Medical a	20,200	530,250

		24,068,870

Personal Care - 0.2%
Helen of Troy a,d	77,000	1,589,280
Inter Parfums	500	9,845
Nutraceutical International a	22,800	324,216

		1,923,341

Total		88,596,317

Industrial Products - 17.5%
Automotive - 0.8%
CLARCOR	44,000	1,263,680
LKQ Corporation a	168,000	5,073,600
Quantam Fuel Systems Technologies Worldwide a,d	15,500	63,550
Superior Industries International	52,000	1,119,040

		7,519,870

Building Systems and Components - 1.4%
Decker Manufacturing	6,022	222,814
Preformed Line Products Company	91,600	4,323,520
Simpson Manufacturing	250,800	9,816,312

		14,362,646

Construction Materials - 1.7%
Ash Grove Cement Company Cl. B	50,518	8,891,168
ElkCorp	23,000	822,710
Florida Rock Industries	25,475	1,632,693
Heywood Williams Group a	958,837	1,978,699
Synalloy Corporation a,c	345,000	3,860,205

		17,185,475

Industrial Components - 1.5%
AMETEK	86,000	3,695,420
Barnes Group	21,000	753,060
Bel Fuse Cl. A	26,200	772,900
C & D Technologies	345,700	3,253,037
Donaldson Company	52,000	1,587,560
Intermagnetics General a,d	4,350	121,539
PerkinElmer	135,000	2,749,950
Powell Industries a	92,400	2,022,636
Woodhead Industries	45,400	623,342

		15,579,444

Machinery - 5.1%
Coherent a	238,500	6,983,280
Federal Signal	58,600	1,001,474
Graco	96,825	3,319,161
Hardinge	402,700	5,914,656
IDEX Corporation	36,000	1,531,800
Lincoln Electric Holdings	203,680	8,024,992
National Instruments	56,400	1,389,696
Nordson Corporation	172,200	6,548,766
PAXAR Corporation a,d	265,100	4,466,935
Rofin-Sinar Technologies a	135,000	5,128,650
T-3 Energy Services a	151,010	2,521,867
UNOVA a	3,000	104,940
Woodward Governor Company	51,600	4,388,580

		51,324,797

Metal Fabrication and Distribution - 2.1%
Cleveland-Cliffs	12,000	1,045,320
Commercial Metals Company	35,000	1,180,900
CompX International Cl. A	292,300	4,793,720
IPSCO	16,500	1,179,585
Kaydon Corporation	208,700	5,929,167
NN	127,100	1,523,929
Novamerican Steel a,d	10,800	403,380
Oregon Steel Mills a	142,400	3,972,960
Schnitzer Steel Industries Cl. A	34,000	1,107,380

		21,136,341

Paper and Packaging - 0.1%
Peak International a	408,400	1,237,452

Pumps, Valves and Bearings - 0.7%
Baldor Electric	62,900	1,594,515
Conbraco Industries a	7,630	1,907,500
Franklin Electric	84,200	3,485,038

		6,987,053

Specialty Chemicals and Materials - 2.0%
Aceto Corporation	290,850	1,678,205
Bairnco Corporation	43,000	459,670
Balchem Corporation	7,500	206,625
CFC International a,d	99,000	1,534,500
Cabot Corporation	56,500	1,865,065
Hawkins	206,878	2,834,229
Lydall a	40,500	361,665
MacDermid	251,831	6,613,082
OM Group a,d	53,100	1,068,903
Schulman (A.)	183,100	3,286,645
Sensient Technologies	17,000	322,150
Spartech Corporation	23,000	449,420

		20,680,159

Textiles - 0.1%
Unifi a	315,100	1,052,434

Other Industrial Products - 2.0%
Brady Corporation Cl. A	228,800	7,079,072
Diebold	85,000	2,929,100
Fiberstars a,d	17,500	181,825
Kimball International Cl. B	437,380	5,287,924
Maxwell Technologies a	21,500	303,580
Myers Industries	30,499	355,008
Peerless Manufacturing a,c	158,600	2,688,270
Steelcase Cl. A	52,000	751,920
Trinity Industries	23,000	931,270

		20,507,969

Total		177,573,640

Industrial Services - 14.3%
Advertising and Publishing - 0.7%
Interpublic Group of Companies a,d	510,000	5,936,400
Lamar Advertising Company Cl. A a,d	24,000	1,088,640
ValueClick a,d	20,000	341,800

		7,366,840

Commercial Services - 5.1%
ABM Industries	134,800	2,805,188
Aaron Rents	4,500	95,175
Allied Waste Industries a	188,800	1,595,360
BB Holdings a	194,900	1,307,974
Brink’s Company (The)	87,278	3,583,635
Central Parking	18,300	273,585
Convergys Corporation a,d	121,000	1,738,770
Copart a	138,100	3,296,447
Digital Theater Systems a,d	38,600	650,024
Hewitt Associates Cl. A a,d	59,000	1,609,520
Hudson Highland Group a,d	61,098	1,525,617
Iron Mountain a	181,175	6,649,123
Kelly Services Cl. A	15,000	459,900
Laureate Education a,d	55,000	2,693,350
Learning Tree International a,d	53,400	704,880
MPS Group a	564,600	6,662,280
Manpower	105,800	4,696,462
Monster Worldwide a,d	64,000	1,965,440
New Horizons Worldwide a	96,600	227,010
RemedyTemp Cl. A a	77,500	644,800
Renaissance Learning	15,000	267,000
Reynolds & Reynolds Company Cl. A	27,000	740,070
Rollins	130,500	2,547,360
Spherion Corporation a	53,000	402,800
TRC Companies a	35,200	549,120
TeleTech Holdings a,d	50,000	501,000
Viad Corporation	9,025	246,834
West Corporation a,d	75,000	2,804,250
Wright Express a,d	30,000	647,700

		51,890,674

Engineering and Construction - 1.6%
Dycom Industries a,d	72,000	1,455,840
EMCOR Group a,d	17,100	1,014,030
Fleetwood Enterprises a	234,300	2,881,890
Foster Wheeler a,d	33,000	1,019,370
Insituform Technologies Cl. A a	174,300	3,013,647
Jacobs Engineering Group a	10,000	674,000
MasTec a,d	103,000	1,122,700
Washington Group International a,d	106,000	5,712,340

		16,893,817

Food and Tobacco Processors - 0.4%
MGP Ingredients	216,400	2,423,680
Seneca Foods Cl. A a	53,900	959,420
Seneca Foods Cl. B a	10,700	187,250
Sunopta a,d	79,000	383,940

		3,954,290

Industrial Distribution - 1.8%
Central Steel & Wire	5,634	3,346,596
Ritchie Bros. Auctioneers	310,400	13,654,496
Strategic Distribution a	115,000	1,293,750

		18,294,842

Printing - 0.1%
Bowne & Co.	68,100	973,149

Transportation and Logistics - 4.0%
AirNet Systems a	219,000	1,040,250
Alexander & Baldwin	60,000	3,194,400
Atlas Air Worldwide Holdings a	43,000	1,365,250
C. H. Robinson Worldwide	40,000	2,564,800
Continental Airlines Cl. B a,d	100,000	966,000
EGL a,d	188,125	5,107,594
Forward Air	234,750	8,648,190
Frozen Food Express Industries a,d	286,635	3,006,801
Hub Group Cl. A a	107,200	3,935,312
Landstar System	11,200	448,336
Pacer International	28,000	738,080
Patriot Transportation Holding a	96,300	6,615,810
UTI Worldwide	35,000	2,719,500

		40,350,323

Other Industrial Services - 0.6%
Landauer	117,900	5,777,100

Total		145,501,035

Natural Resources - 10.0%
Energy Services - 3.7%
Atwood Oceanics a,d	14,700	1,237,887
Carbo Ceramics	148,400	9,792,916
Core Laboratories a	10,000	322,600
ENSCO International	6,443	300,179
Global Industries a	54,500	803,330
Hanover Compressor Company a,d	160,000	2,217,600
Helmerich & Payne	64,300	3,883,077
Input/Output a	669,100	5,339,418
Key Energy Services a	10,000	147,500
Precision Drilling a	26,000	1,279,200
TETRA Technologies a,d	45,000	1,404,884
Tidewater	27,000	1,314,090
Universal Compression Holdings a	105,000	4,175,850
W-H Energy Services a,d	30,000	972,600
Willbros Group a,d	250,200	3,965,670

		37,156,801

Oil and Gas - 3.5%
Bill Barrett a,d	50,000	1,841,000
Cimarex Energy a	201,490	9,133,542
Delta Petroleum a,d	41,000	852,800
Houston Exploration Company (The) a,d	50,000	3,362,500
Penn Virginia	17,300	998,383
Pioneer Drilling Company a,d	51,800	1,011,136
Plains Exploration & Production Company a	76,500	3,275,730
Pogo Producing Company	1,700	100,198
Remington Oil & Gas a	78,500	3,257,750
SEACOR Holdings a	149,500	10,850,710
Stone Energy a	9,000	549,360

		35,233,109

Precious Metals and Mining - 1.9%
Agnico-Eagle Mines	61,000	903,410
Apex Silver Mines a	29,500	463,445
Arizona Star Resource a	30,000	118,710
Bema Gold a	300,000	807,000
Coeur d’Alene Mines a	50,000	211,500
Gammon Lake Resources a	215,000	1,752,250
Glamis Gold a,d	262,000	5,790,200
Golden Star Resources a	135,000	450,900
Hecla Mining Company a	648,000	2,838,240
IAMGOLD Corporation	240,000	1,766,400
Meridian Gold a,d	128,500	2,815,435
Miramar Mining a	245,000	377,300
Pan American Silver a,d	43,000	759,380
Stillwater Mining Company a,d	10,780	98,637

		19,152,807

Real Estate - 0.7%
Alico d	27,000	1,385,100
CB Richard Ellis Group Cl. A a	85,000	4,182,000
Consolidated-Tomoka Land	13,564	922,352
Trammell Crow Company a,d	46,500	1,147,620

		7,637,072

Other Natural Resources - 0.2%
PICO Holdings a	73,200	2,572,248

Total		101,752,037

Technology - 21.9%
Aerospace and Defense - 0.7%
Allied Defense Group (The) a	61,600	1,389,080
Armor Holdings a,d	30,000	1,290,300
Astronics Corporation a	52,400	505,660
Ducommun a	117,200	2,578,400
Herley Industries a	2,000	37,260
Hexcel Corporation a,d	36,800	673,072
Integral Systems	49,800	1,027,872

		7,501,644

Components and Systems - 6.5%
Adaptec a,d	167,000	639,610
American Power Conversion	151,200	3,916,080
Analogic Corporation	33,900	1,708,899
Belden CDT	57,800	1,123,054
Brocade Communications Systems a,d	100,000	408,000
Cambridge Display Technology a,d	29,000	192,850
Celestica a,d	50,000	565,500
Checkpoint Systems a	82,000	1,945,040
Daktronics d	13,000	311,740
Dionex Corporation a	81,000	4,394,250
Electro Scientific Industries a,d	40,000	894,400
Electronics for Imaging a	25,000	573,500
Energy Conversion Devices a,d	164,500	7,382,760
Excel Technology a	168,500	4,328,765
Hutchinson Technology a,d	29,800	778,376
Imation Corporation	15,700	673,059
InFocus Corporation a	79,000	272,550
KEMET Corporation a	171,000	1,432,980
Kronos a,d	38,775	1,730,916
Mercury Computer Systems a,d	10,000	262,500
Methode Electronics	50,000	576,000
Metrologic Instruments a,d	15,000	272,850
Nam Tai Electronics	32,000	813,760
Newport Corporation a,d	152,900	2,129,897
Perceptron a	397,400	2,545,943
Plexus Corporation a,d	325,700	5,566,213
Power-One a,d	10,000	55,400
Radiant Systems a,d	32,500	335,400
REMEC a,d	84,382	104,634
Richardson Electronics	201,000	1,519,560
SafeNet a,d	36,240	1,315,874
Symbol Technologies	99,389	962,086
Synaptics a,d	40,000	752,000
TTM Technologies a	186,400	1,332,760
Technitrol	334,400	5,123,008
Tektronix	109,680	2,767,226
Vishay Intertechnology a,d	293,000	3,501,350
Western Digital a,d	5,000	64,650
Zebra Technologies Cl. A a,d	76,525	2,991,362

		66,264,802

Distribution - 1.7%
Agilysys	165,125	2,780,705
Anixter International a	69,900	2,819,067
Benchmark Electronics a,d	158,800	4,783,056
Solectron Coporation a,d	770,000	3,010,700
Tech Data a,d	104,500	3,836,195

		17,229,723

Internet Software and Services - 1.1%
Arbinet-thexchange a	65,000	468,000
CNET Networks a,d	155,400	2,108,778
CryptoLogic	137,000	2,405,720
CyberSource Corporation a,d	10,000	65,800
eResearch Technology a	112,000	1,589,280
Internet Security Systems a,d	40,000	960,400
Lionbridge Technologies a	37,500	253,125
RSA Security a,d	69,000	876,990
RealNetworks a,d	220,400	1,258,484
S1 Corporation a	20,000	78,200
Satyam Computer Services ADR b	20,000	604,400
SupportSoft a	105,000	529,200

		11,198,377

IT Services - 3.9%
answerthink a	655,000	2,554,500
BearingPoint a,d	649,000	4,925,910
Black Box	47,000	1,972,120
CACI International Cl. A a,d	10,000	606,000
CGI Group Cl. A a	106,700	783,178
CIBER a,d	10,000	74,300
Computer Task Group a	101,100	374,070
Covansys Corporation a	238,900	3,812,844
DiamondCluster International a	80,400	609,432
Forrester Research a	40,300	839,046
Gartner Cl. A a	126,000	1,472,940
Keane a	443,000	5,063,490
MAXIMUS	127,900	4,572,425
Perot Systems Cl. A a,d	165,100	2,336,165
Sapient Corporation a,d	731,700	4,573,125
Syntel	152,679	2,975,714
Unisys Corporation a,d	375,000	2,490,000

		40,035,259

Semiconductors and Equipment - 2.5%
BE Semiconductor Industries a,d	58,000	247,660
Cabot Microelectronics a,d	161,200	4,736,056
CEVA a	31,666	164,030
Cognex Corporation	55,300	1,662,871
Conexant Systems a,d	11,980	21,444
Credence Systems a,d	53,600	427,728
Cymer a,d	14,500	454,140
DSP Group a	115,000	2,950,900
Exar Corporation a,d	181,976	2,551,304
Fairchild Semiconductor International Cl. A a,d	51,200	760,832
Integrated Device Technology a	97,500	1,047,150
International Rectifier a,d	20,000	901,600
Intevac a,d	57,450	592,310
Kulicke & Soffa Industries a,d	105,800	767,050
Lattice Semiconductor a	254,000	1,087,120
MEMC Electronic Materials a,d	49,000	1,116,710
Mentor Graphics a,d	112,200	964,920
Novellus Systems a,d	12,000	300,960
Photronics a,d	8,200	159,080
Sanmina-SCI Corporation a,d	240,300	1,030,887
Semitool a,d	50,000	397,500
Silicon Storage Technology a,d	178,900	962,482
Staktek Holdings a	174,900	633,138
Veeco Instruments a,d	65,000	1,042,600

		24,980,472

Software - 2.7%
Altair Nanotechnologies a,d	69,500	184,870
ANSYS a	20,000	769,800
Aspen Technology a	27,100	169,375
Business Objects ADR a,b,d	20,500	712,580
HPL Technologies a	785,250	196,313
iPass a,d	268,400	1,443,992
JDA Software Group a,d	99,900	1,516,482
MRO Software a,d	46,000	774,640
Macromedia a	51,600	2,098,572
Majesco Entertainment Company a,d	14,300	19,019
ManTech International Cl. A a,d	119,400	3,153,354
Manugistics Group a,d	49,200	96,924
Novell a	80,000	596,000
PLATO Learning a	28,500	216,885
Progress Software a	30,500	968,985
SPSS a	179,600	4,310,400
Sybase a,d	82,600	1,934,492
Transaction Systems Architects Cl. A a	203,150	5,657,728
Verint Systems a,d	40,000	1,637,600
Xyratex a,d	59,000	867,890

		27,325,901

Telecommunications - 2.8%
ADTRAN	65,500	2,063,250
Broadwing Corporation a	1,000	4,990
Captaris a	50,000	188,000
Catapult Communications a,d	75,100	1,377,334
Covad Communications Group a,d	35,000	37,100
Ditech Communications a,d	86,000	579,640
Foundry Networks a,d	373,400	4,742,180
Globecomm Systems a,d	233,700	1,834,545
Harmonic a,d	105,000	611,100
IDT Corporation a	25,000	307,500
IDT Corporation Cl. B a,d	40,000	487,600
ITT Educational Services a	113,000	5,576,550
Level 3 Communications a,d	200,000	464,000
Metro One Telecommunications a,d	25,000	18,005
PECO II a,d	93,600	134,784
Polycom a,d	60,000	970,200
Powerwave Technologies a	45,753	594,328
Scientific-Atlanta	117,300	4,399,923
Time Warner Telecom Cl. A a	179,000	1,396,200
Tollgrade Communications a	20,000	169,200
USA Mobility a,d	81,500	2,198,870

		28,155,299

Total		222,691,477

Utilities - 0.2%
CH Energy Group	44,500	2,112,860
Southern Union a	11,576	298,320

Total		2,411,180

Miscellaeous - 3.1%
Total		30,928,803

TOTAL COMMON STOCKS
(Cost $742,838,136)		1,065,604,852

PREFERRED STOCKS - 0.2%
Aristotle Corporation 11.00% Conv.	4,800	41,376
Seneca Foods Conv. a	100	1,730
Seneca Foods Conv. a,e	85,000	1,361,700

TOTAL PREFERRED STOCKS
(Cost $1,311,958)		1,404,806

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.1%
Athena Neurosciences Finance 7.25% Senior Note due 2/21/08	$1,000,000	960,000
Dixie Group 7.00% Conv. Sub. Deb. due 5/15/12	445,000	422,750

TOTAL CORPORATE BONDS
(Cost $1,197,434)		1,382,750

U.S. TREASURY OBLIGATIONS - 1.2%
U.S. Treasury Notes
5.625%, due 2/15/06	12,000,000	12,075,468

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,158,330)		12,075,468

REPURCHASE AGREEMENT - 7.9%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $80,453,119 (collateralized by obligations of various U.S. Government Agencies, valued at $82,444,307)
(Cost $80,431,000)		80,431,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 10.2%
U.S. Treasury Bills
due 10/27/05		136,764
U.S. Treasury Bonds
5.25%-9.125% due 5/15/16-5/15/30		183,848
U.S. Treasury Notes
2.25% due 4/30/06		3,074
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio		103,544,529

(Cost $103,868,215)		103,868,215

TOTAL INVESTMENTS - 124.5%
(Cost $941,805,073)		1,264,767,091

LIABILITIES LESS CASH AND OTHER ASSETS - (2.8)%		(28,604,251)

PREFERRED STOCK - (21.7)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$1,016,162,840

a	Non-income producing.

b	American Depository Receipt.

c	At September 30, 2005, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended September 30, 2005:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/2004	12/31/2004	Purchases	Sales	Gain (Loss)	Income	9/30/2005	9/30/2005

Falcon Products	941,600	$197,736	-	$2,316,572	$(2,298,095)	-	601,100	$12,022

Peerless Manufacturing	158,600	2,299,700	-	-	-	-	158,600	2,688,270

Synalloy Corporation	345,000	3,415,500	-	-	-	-	345,000	3,860,205

		$5,912,936	-		$(2,298,095)	-		$6,560,497

d	A portion of these securities were on loan at September 30, 2005. Total market value of loaned securities at September 30, 2005 was $101,395,855.

e	A security for which market quotations are no longer readily available represents 0.1% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $943,647,396. At September 30, 2005, net unrealized appreciation for all securities was $321,119,695, consisting of aggregate gross unrealized appreciation of $372,521,760 and aggregate gross unrealized depreciation of $51,402,065. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Repurchase Agreements:
The Fund entered into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company (“SSB&T”), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)                     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                      There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 28, 2005

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 28, 2005